Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions

27.   Related party transactions

The detail of the assets and liabilities with related private corporations and financial institutions is as follows:

	December 31,	December 31,
	2019	2018
Assets
Demand deposits	3,812	5,179
Loans, net	49,101	201,762
Securities at fair value through other comprehensive income, net	—	2,913
Total asset	52,913	209,854
Liabilities
Demand deposits	—	200,000
Time deposits	120,000	40,000
Total liabilities	120,000	240,000
Contingencies
Stand-by letters of credit	20,000	—
Loss allowance	(49)	—

The detail of income and expenses with related parties is as follows:

	December 31,
	2019	2018	2017
Interest income
Loans	2,837	2,751	985
Total interest income	2,837	2,751	985
Interest expense
Deposits	(3,927)	(984)	(530)
Borrowings and debt (1)	(645)	—	—
Total interest expense	(4,572)	(984)	(530)

Net interest income (expenses)	(1,735)	1,767	455

Other income (expense)
Fees and commissions, net	132	1	—
(Loss) gain on financial instruments, net	(41)	41	—
Other income, net	—	1	—
Total other income, net	91	43	—

Operating expenses
Depreciation of equipment and leasehold improvements	(899)	—	—
Other expenses	(409)	(2,287)	—
Total operating expenses	(1,308)	(2,287)	—
Net income from related parties	(2,952)	(477)	455

(1)

This caption includes the financial cost relating to leases and depreciation expense for the right-of-use assets that rises from the lease contract with related parties where the Bank acts as a lessee through September 30, 2019.

The total compensation paid to directors and the executives as representatives of the Bank amounted to:

	December 31,
	2019	2018	2017
Expenses:
Compensation costs to directors	2,289	2,331	2,581
Compensation costs to executives	3,244	4,943	3,299

Compensation costs to directors and executives, include annual cash retainers and the cost of granted restricted stock and restricted stock units.